9. WARRANTS (Details 2) (Warrant [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrant [Member]
Number of shares
Warrants outstanding, beginning balance
Granted	2,187,101
Exercised
Canceled or expired
Warrants outstanding, ending balance	2,187,101
Weighted Average Exercise Price Per Share
Warrants outstanding, beginning balance
Granted	$ 0.10
Exercised
Canceled or expired
Warrants outstanding, ending balance	$ 0.10